Intangible assets, net - Schedule of intangible assets, net (Detail)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Gross carrying amount
Gross carrying amount			¥ 276,975,187	¥ 152,633,651
Less: accumulated amortization
Accumulated amortization			(78,918,346)	(21,619,759)
Intangible assets, net		$ 28,312,440	198,056,841	131,013,892
License for Online Transmission of Audio/Video Programs [Member]
Gross carrying amount
Gross carrying amount	[1]		7,988,748	7,988,748
Trade Names [Member]
Gross carrying amount
Gross carrying amount			41,276,297	40,602,217
Less: accumulated amortization
Accumulated amortization			(4,717,435)	(576,754)
Agency contract rights [Member]
Gross carrying amount
Gross carrying amount	[2]		193,898,260	82,044,138
Less: accumulated amortization
Accumulated amortization			(63,433,706)	(17,691,672)
Platform [Member]
Gross carrying amount
Gross carrying amount			10,116,739	9,944,894
Less: accumulated amortization
Accumulated amortization			(2,867,765)	(838,019)
Software [Member]
Gross carrying amount
Gross carrying amount			8,613,202	6,764,753
Less: accumulated amortization
Accumulated amortization			(2,745,522)	(1,490,443)
Others [Member]
Gross carrying amount
Gross carrying amount			15,081,941	5,288,901
Less: accumulated amortization
Accumulated amortization			¥ (5,153,918)	¥ (1,022,871)

[1]	In February 2016, Wuhan Douyu obtained effective control of Wuhan Ouyue, a PRC legal entity from Mr. Shaojie Chen, the Group’s CEO through a series of contractual arrangements. Wuhan Ouyue has no business and holds one asset, License for Online Transmission of Audio/Video Programs. The transaction was deemed as an asset acquisition under ASC 805 and the License for Online Transmission of Audio/Video Programs was recognized based on the consideration paid, which approximate the market value of the asset acquired. The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2018 subsequent to its acquisition and intends to renew the license indefinitely.
[2]	The agency contract right acquired in 2018 and 2019 are RMB77,877,624 and RMB111,879,121, respectively, with weighted average amortization period of 3 years and 4.5 years.